Commitments - Estimated Future Payments Under Contracts (Detail) - 12 months ended Dec. 31, 2021 $ in Thousands, $ in Thousands	MXN ($)	USD ($)
Commitments and contingencies [line items]
Total	$ 428,799	$ 20,635
Nitrogen supply contract [member]
Commitments and contingencies [line items]
2022		260,064
2023		263,825
2024		265,561
2025		265,389
2026		266,240
2027 and thereafter		130,283
Total		$ 1,451,362